Document and Entity Information	Nov. 09, 2021
Cover [Abstract]
Entity Registrant Name	OPEN TEXT CORP
Amendment Flag	false
Entity Central Index Key	0001002638
Document Type	8-K
Document Period End Date	Nov. 09, 2021
Entity Incorporation State Country Code	Z4
Entity File Number	0-27544
Entity Tax Identification Number	98-0154400
Entity Address, Address Line One	275 Frank Tompa Drive
Entity Address, City or Town	Waterloo
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	N2L 0A1
City Area Code	(519)
Local Phone Number	888-7111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock without par value
Trading Symbol	OTEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false